Subsequent Events (Details Narrative) - USD ($)	3 Months Ended
	Jun. 15, 2023	Oct. 29, 2022	Oct. 29, 2021
Subsequent Event [Line Items]
Number of public shares exercised, per share		$ 10.10	$ 10.10
Subsequent Event [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Number of public shares exercised	255,446
Number of public shares exercised, value	$ 2,914,230
Number of public shares exercised, per share	$ 11.41
Number of public shares issued	574,764
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	4,357,964
Shares outstanding	4,357,964